COST REDUCTION ACTIONS	12 Months Ended
Jan. 02, 2016
Cost Reduction Actions
Cost Reduction Actions

NOTE 13. COST REDUCTION ACTIONS

Restructuring Charges

        We have compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. We calculate severance using the benefit formula under the plans. Accordingly, we record provisions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable. In the absence of a plan or established local practice for overseas jurisdictions, liabilities for restructuring charges are recognized when incurred.

2015/2016 Actions

        In 2015, we recorded $26.1 million in restructuring charges, net of reversals, related to restructuring actions initiated during the third quarter of 2015 ("2015/2016 Actions"), which we expect to continue through 2016. These charges consisted of severance and related costs for the reduction of approximately 430 positions, lease cancellation costs, and asset impairment charges.

        No employees impacted by our 2015/2016 Actions taken through January 2, 2016 remained employed with us as of such date. We expect charges and payments related to these actions to be substantially completed in 2016.

2014/2015 Actions

        In 2015, we recorded $33.4 million in restructuring charges, net of reversals, related to restructuring actions we initiated in 2014 that continued through the second quarter of 2015 ("2014/2015 Actions"). These charges consisted of severance and related costs for the reduction of approximately 605 positions, lease cancellation costs, and asset impairment charges.

        In 2014, we recorded $66.5 million in restructuring charges, net of reversals, related to our 2014/2015 Actions. These charges consisted of severance and related costs for the reduction of approximately 1,420 positions, lease cancellation costs, and asset impairment charges.

        Approximately 125 employees impacted by our 2014/2015 Actions remained employed with us as of January 2, 2016. We expect charges and payments related to these actions to be substantially completed in 2016.

2012 Program

        In 2013, we recorded $40.3 million in restructuring charges, net of reversals, related to the restructuring program we initiated in 2012 ("2012 Program"), which consisted of severance and related costs for the reduction of approximately 1,400 positions, lease and other contract cancellation costs, and asset impairment charges.

        No employees impacted by the 2012 Program remained employed with us as of December 28, 2013.

        Accruals for severance and related costs and lease and other contract cancellation costs were included in "Other accrued liabilities" in the Consolidated Balance Sheets. Asset impairment charges were based on the estimated market value of the assets. Restructuring charges in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

        During 2015, restructuring charges and payments were as follows:

(In millions)	Accrual at January 3, 2015	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2016

2015/2016 Actions
Severance and related costs	$–	$22.7	$(14.3)	$–	$–	$8.4
Asset impairment charges	–	2.9	–	(2.9)	–	–
Lease cancellation costs	–	.5	(.3)	–	–	.2
2014/2015 Actions
Severance and related costs	16.8	29.8	(40.9)	–	(.9)	4.8
Asset impairment charges	–	3.3	–	(3.3)	–	–
Lease cancellation costs	.1	.3	(.4)	–	–	–
2012 Program
Severance and related costs	.8	–	–	–	(.1)	.7

Total	$17.7	$59.5	$(55.9)	$(6.2)	$(1.0)	$14.1

        During 2014, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2013	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 3, 2015

2014/2015 Actions
Severance and related costs	$–	$55.1	$(35.6)	$–	$(2.7)	$16.8
Asset impairment charges	–	10.8	–	(10.8)	–	–
Lease cancellation costs	–	.6	(.5)	–	–	.1
2012 Program
Severance and related costs	6.6	(.4)	(5.2)	–	(.2)	.8
Lease and other contract cancellation costs	.2	–	(.2)	–	–	–

Total	$6.8	$66.1	$(41.5)	$(10.8)	$(2.9)	$17.7

        Restructuring charges incurred by reportable segment and Corporate were as follows:

(In millions)	2015	2014	2013

Restructuring charges by reportable segment and Corporate
Pressure-sensitive Materials	$17.8	$40.2	$10.8
Retail Branding and Information Solutions	35.9	21.3	28.5
Vancive Medical Technologies	3.6	4.2	.1
Corporate	2.2	.4	.9

Total	$59.5	$66.1	$40.3